SHAREHOLDERS' EQUITY (Status of the Company's Share Option Plans) (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share Options
Outstanding - beginning of year | shares	1,530,073
Granted | shares	135,580
Exercised | shares	(246,373)
Expired and forfeited | shares	(199,371)
Outstanding - year end | shares	1,219,909
Options exercisable at year-end | shares	672,695
Weighted Average Exercise Price
Outstanding - beginning of year | $ / shares	$ 17.27
Granted | $ / shares	26.14
Exercised | $ / shares	10.91
Expired and forfeited | $ / shares	17.09
Outstanding - year end | $ / shares	19.57
Options exercisable at year-end | $ / shares	$ 15.73